CONSECO FUND GROUP

CONSECO  SCIENCE  &  TECHNOLOGY  FUND                         CONSECO  20  FUND
CONSECO  EQUITY  FUND                                  CONSECO  LARGE-CAP  FUND
CONSECO  BALANCED  FUND                  CONSECO  CONVERTIBLE  SECURITIES  FUND
CONSECO  HIGH  YIELD  FUND                         CONSECO  FIXED  INCOME  FUND


                         SUPPLEMENT DATED MARCH 7, 2002
                     to the Prospectus dated May 1, 2001 and
          supplemented July 2, 2001, July 23, 2001 and February 1, 2002


The  table  on  the  bottom  of  page 29 is replaced in its entirety as follows:




                                                                           THE ONE-
                                                                           TIME
                                           YOUR INITIAL    YOUR ANNUAL     DEALER
                                           SALES CHARGE    SALES CHARGE    ALLOWANCE
                                           AS A % OF THE   AS A % OF THE   AS A % OF
                                           SHARE PRICE     TOTAL YOU       PURCHASE
IF YOUR PURCHASE IS                        IS              INVESTED IS     PRICE IS
LESS THAN $50,000
(for all funds except
Conseco Fixed Income Fund)                 5.75           6.10              5.00
LESS THAN $50,000
(for Conseco Fixed Income Fund)            5.00           5.56              4.50
50,000 TO $99,999                          4.50           4.71              3.75
100,000 TO $249,999                        3.50           3.63              2.75
250,000 TO $499,999                        2.50           2.56              2.00
500,000 TO $999,999                        1.50           1.52              1.20
1,000,000 AND OVER                         None           None              None